UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the quarter ended:     June 30, 2010
Check here if Amendment [_];  Amendment Number
This amendment (check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report: Name: Thomas H. Lee
Partners, L.P. Address: 100 Federal Street, 35th Floor Boston, MA 02110 The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles P. Holden
Title:     Managing Director and Chief Financial Officer
Phone:     (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 19th day of July, 2010.


Thomas H. Lee Partners, L.P.
----------------------------
(Name of Institutional Manager)

/s/Charles P. Holden
------------------------------
(Signature of Person Duly Authorized to Submit This Report)

Number of Other Included Managers          0
Form 13F Information Table Entry Total     3
Form 13F Information Table Value Total     $1,472,746,014

       Name:            13F File No.:         Name:          13F File No.:

1.                                    6.
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2.                                    7.
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3.                                    8.
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4.                                    9.
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5.                                    10.
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Item 1      Item 2     Item 3    Item 4     Item 5               Item 6               Item 7                     Item 8
------      ------     ------    ------     ------               ------               ------                     ------
                                                         Investment Discretion
                                                      ---------------------------                           Voting Authority
                                 Fair                    (a)      (b)        (c)                    --------------------------------
                                 Market    Shares of           Shared as    Shared   Managers                  (Shares)
Name of    Title of    CUSIP     Value     Principal    Sole   Defined in   Other      see             (a)        (b)          (c)
Issuer      Class      Number   (x$1,000)    Amount             Instr.V              Instr.V          Sole      Shared         No
------     -------     ------   ---------  ---------    ----   ----------   -----    -------          ----      ------        -----
Warner
Music
Group      Common   934550104   269,999   55,555,315  55,555,315                                    55,555,315

Fidelity
National
Information
Systems,
Inc.       Common   31620M106   760,548   16,487,681  16,487,681                                    16,487,681

Warner
Chilcott
Limited    Common   G9435N108   442,199   33,284,358  33,284,358                                    33,284,358
